Other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Balance at beginning of the year	$ 136	$ 178
Increase	56	75
Result from exposure to inflation	(133)	(95)
Recovery		(22)
Balance at end of the year	$ 59	$ 136